Consolidated cash flow statements - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement [line items]
Net income		$ 12,614	$ 7,703	$ 6,698
Reversal of non-cash items and other adjustments		3,171	7,058	8,437
Dividends received from associated companies and others		719	987	899
Interest received		243	97	43
Interest paid		(826)	(708)	(723)
Other financial receipts		218
Other financial payments		(32)	(272)	(155)
Taxes paid	[1]	(1,670)	(1,611)	(2,111)
Net cash flows from operating activities before working capital and provision changes		14,437	13,254	13,088
Payments out of provisions and other net cash movements in non-current liabilities		(664)	(877)	(1,536)
Change in net current assets and other operating cash flow items		499	244	(77)
Total cash flows from operating activities		14,272	12,621	11,475
Purchase of property, plant and equipment		(1,773)	(1,696)	(1,862)
Proceeds from sales of property, plant and equipment		102	92	161
Purchase of intangible assets		(1,582)	(1,050)	(1,017)
Proceeds from sales of intangible assets		823	640	847
Purchase of financial assets		(262)	(468)	(247)
Proceeds from sales of financial assets		167	330	247
Purchase of other non-current assets		(39)	(42)	(149)
Proceeds from sales of other non-current assets		9	1
Divestments and acquisitions aquisitions of interests in associated companies, net	[1]	12,854	29
Acquisitions and divestments of businesses, net		(13,922)	(784)	(765)
Purchase of marketable securities and commodities		(2,440)	(580)	(530)
Proceeds from sales of marketable securities and commodities		472	549	622
Net cash flows used in investing activities from continuing operations		(5,591)	(2,979)	(2,693)
Net cash flows used in investing activities from discontinued operations	[1]		(140)	(748)
Total net cash flows used in investing activities		(5,591)	(3,119)	(3,441)
Dividends paid to shareholders of Novartis AG		(6,966)	(6,495)	(6,475)
Acquisition of treasury shares		(2,036)	(5,490)	(1,109)
Proceeds from exercise options and other treasury share transactions		700	252	214
Increase in non-current financial debts		2,856	4,933	1,935
Repayment of non-current financial debts		(366)	(188)	(1,696)
Change in current financial debts		1,681	(755)	1,816
Impact of change in ownership of consolidated entities		(19)	0	(6)
Transaction costs payments	[2]	(57)
Dividends paid to non-controlling interests and other financing cash flows		(37)	10	7
Cash flows used in financing activities		(4,244)	(7,733)	(5,314)
Effect of exchange rate changes on cash and cash equivalents		(26)	84	(387)
Net change in cash and cash equivalents		4,411	1,853	2,333
Cash and cash equivalents at beginning of period		8,860	7,007	4,674
Cash and cash equivalents at end of period		$ 13,271	$ 8,860	$ 7,007

[1]	In 2018, the total net tax payment amounted to USD 1 809 million, of which USD 139 million is included in the line "Divestments and acquisitions of interests in associated companies, net." In 2016, the total net tax payment amounted to USD 2 299 million, of which USD 188 million was included in the cash flows used in investing activities from discontinued operations.
[2]	Transaction costs payments directly attributable to the pending transaction of the distribution (spin-off) of the Alcon Division to Novartis AG shareholders (see Note 1)